Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 10,162,351	$ 10,328,590	$ 8,557,305
Accounts receivable	879,998	2,897,114	1,702,217
Prepaid expenses and deposits	9,808,097	4,057,519	144,768
Total current assets	20,850,446	17,283,223	10,404,290
Right of use assets – operating lease	192,312	73,003	185,662
Long-term prepaid expenses and deposits	86,316	86,316	86,316
Property and equipment, net		899	33,030
Total assets	21,129,074	17,443,441	10,709,298
Current liabilities:
Accounts payable & accrued liabilities	124,655	82,224	286,074
Operating lease liabilities – current	115,381	40,703	115,125
Income tax payable	1,287,293	915,215	1,395,418
Total current liabilities	1,527,329	1,038,142	1,796,617
Operating lease liabilities – non current	75,342	30,680	71,383
Total liabilities	1,602,671	1,068,822	1,868,000
Temporary equity:
Redeemable preferred stock, value	812,851	812,851
Stockholders’ equity:
Common stock value	3,572	3,572	3,519
Treasury stock value	(60,395)	(60,395)	(60,395)
Additional paid-in capital	11,688,381	11,688,381	12,500,631
Accumulated deficit	7,081,994	3,930,210	(3,603,111)
Total shareholders’ equity	18,713,552	15,561,768	8,841,298
Total liabilities and shareholders’ equity	$ 21,129,074	17,443,441	10,709,298
Series B Preferred Stock
Stockholders’ equity:
Preferred stock value			601
Series C Preferred Stock
Stockholders’ equity:
Preferred stock value			$ 53